Basis of Presentation and General Information - Non-Vessel Owning Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Dynagas Operating GP LLC
Basis of Presentation and General Information
Ownership percentage	100.00%
Dynagas Operating GP LLC
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP	100.00%
Dynagas Operating LP
Basis of Presentation and General Information
Ownership interest in subsidiary	100.00%